AST SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 97.8%
Common Stocks — 97.0%
Aerospace & Defense — 1.1%
AAR Corp.	21,850	$410,780
BWX Technologies, Inc.	68,780	3,873,002
Hexcel Corp.	33,978	1,139,962
Moog, Inc. (Class A Stock)	8,225	522,534
Triumph Group, Inc.	46,400	302,064
		6,248,342
Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings, Inc.*	2,900	176,610
Echo Global Logistics, Inc.*	53,275	1,372,897
Hub Group, Inc. (Class A Stock)*	58,225	2,922,604
		4,472,111
Airlines — 0.1%
Hawaiian Holdings, Inc.(a)	16,069	207,129
SkyWest, Inc.	7,525	224,697
		431,826
Auto Components — 0.8%
Adient PLC*	54,900	951,417
American Axle & Manufacturing Holdings, Inc.*	114,700	661,819
Cooper Tire & Rubber Co.	16,675	528,597
Dana, Inc.	158,775	1,956,108
Goodyear Tire & Rubber Co. (The)	49,500	379,665
Modine Manufacturing Co.*	14,975	93,594
		4,571,200
Banks — 11.9%
1st Source Corp.	4,375	134,925
Amalgamated Bank (Class A Stock)	49,950	528,471
Ameris Bancorp	56,030	1,276,363
Bancorp, Inc. (The)*	174,625	1,508,760
Bank of Commerce Holdings	11,100	77,367
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	196,349	4,374,656
BankUnited, Inc.	138,805	3,041,218
Banner Corp.	11,975	386,313
Bar Harbor Bankshares	46,050	946,327
Berkshire Hills Bancorp, Inc.	126,154	1,275,417
Boston Private Financial Holdings, Inc.	139,375	769,350
Business First Bancshares, Inc.	30,425	456,375
Cadence BanCorp	150,000	1,288,500
California Bancorp, Inc.*	18,550	210,171
Capital Bancorp, Inc.*	11,850	112,101
Capstar Financial Holdings, Inc.	28,675	281,302
Cathay General Bancorp	16,175	350,674
Central Valley Community Bancorp	8,900	109,915
Chemung Financial Corp.	2,850	82,280
CIT Group, Inc.	26,300	465,773
Citizens Holding Co.	92	2,063
Community Trust Bancorp, Inc.	12,596	355,963
ConnectOne Bancorp, Inc.	119,800	1,685,586
Customers Bancorp, Inc.*	125,540	1,406,048
Dime Community Bancshares, Inc.	42,925	485,482
Evans Bancorp, Inc.	7,575	168,544
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
FB Financial Corp.	5,335	$134,015
Financial Institutions, Inc.	41,050	632,170
First Bancorp	12,225	255,869
First BanCorp. (Puerto Rico)	281,400	1,468,908
First Business Financial Services, Inc.	17,175	245,431
First Choice Bancorp	19,600	260,484
First Community Corp.	9,200	125,396
First Financial Corp.	7,050	221,370
First Horizon National Corp.	712,796	6,721,666
First Internet Bancorp	17,700	260,721
Flushing Financial Corp.	13,575	142,809
FNB Corp.	480,833	3,260,048
Great Southern Bancorp, Inc.	39,525	1,431,595
Hancock Whitney Corp.	103,900	1,954,359
Hanmi Financial Corp.	120,400	988,484
Heritage Commerce Corp.	19,100	127,110
Hilltop Holdings, Inc.	113,775	2,341,489
HomeTrust Bancshares, Inc.	10,750	145,985
Independent Bank Corp.	41,125	516,941
Investar Holding Corp.	34,100	437,162
Investors Bancorp, Inc.	210,450	1,527,867
LCNB Corp.	16,400	223,860
Meridian Corp.	8,400	135,492
Metropolitan Bank Holding Corp.*	3,900	109,200
Midland States Bancorp, Inc.	9,650	124,003
Northrim BanCorp, Inc.	7,575	193,087
OceanFirst Financial Corp.	142,850	1,955,616
OFG Bancorp (Puerto Rico)	13,350	166,341
Old Second Bancorp, Inc.	31,850	238,716
Orrstown Financial Services, Inc.	16,475	210,880
PacWest Bancorp	14,219	242,861
Pinnacle Financial Partners, Inc.	56,208	2,000,443
Premier Financial Bancorp, Inc.	7,037	76,000
RBB Bancorp	10,200	115,668
Republic Bancorp, Inc. (Class A Stock)	6,596	185,743
Select Bancorp, Inc.*	105,700	759,983
Shore Bancshares, Inc.	9,225	101,291
Sierra Bancorp	11,475	192,665
Sterling Bancorp	243,436	2,560,947
TriCo Bancshares	13,825	338,574
TriState Capital Holdings, Inc.*	8,625	114,195
Umpqua Holdings Corp.	296,152	3,145,134
United Community Banks, Inc.	126,800	2,146,724
Univest Financial Corp.	124,851	1,794,109
Veritex Holdings, Inc.	80,926	1,378,170
Western Alliance Bancorp	61,747	1,952,440
Wintrust Financial Corp.	21,600	865,080
		66,307,045
Beverages — 0.3%
MGP Ingredients, Inc.(a)	45,200	1,796,248
Biotechnology — 1.3%
Acceleron Pharma, Inc.*	13,300	1,496,649
Akero Therapeutics, Inc.*	28,625	881,364
BioCryst Pharmaceuticals, Inc.*(a)	69,375	238,303
Karyopharm Therapeutics, Inc.*	36,725	536,185
Minerva Neurosciences, Inc.*	60,300	191,754
A1

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Novavax, Inc.*(a)	10,800	$1,170,180
Scholar Rock Holding Corp.*	35,650	630,649
Spectrum Pharmaceuticals, Inc.*	344,600	1,405,968
Spero Therapeutics, Inc.*(a)	47,840	533,894
		7,084,946
Building Products — 1.0%
Caesarstone Ltd.	66,575	652,435
Cornerstone Building Brands, Inc.*	57,300	457,254
Gibraltar Industries, Inc.*	3,700	241,018
JELD-WEN Holding, Inc.*	14,050	317,530
Masonite International Corp.*	28,951	2,848,778
PGT Innovations, Inc.*	9,425	165,126
Quanex Building Products Corp.	38,250	705,330
UFP Industries, Inc.	3,625	204,849
		5,592,320
Capital Markets — 1.7%
BGC Partners, Inc. (Class A Stock)	36,025	86,460
Cowen, Inc. (Class A Stock)(a)	122,900	1,999,583
Federated Hermes, Inc.	24,500	526,995
Hercules Capital, Inc.(a)	321,259	3,716,967
Oppenheimer Holdings, Inc. (Class A Stock)	4,225	94,302
Piper Sandler Cos.	8,375	611,375
Stifel Financial Corp.	30,150	1,524,384
Virtus Investment Partners, Inc.	6,700	928,955
		9,489,021
Chemicals — 4.0%
Avient Corp.	56,625	1,498,297
Cabot Corp.	32,764	1,180,487
FutureFuel Corp.	33,075	376,063
Ingevity Corp.*	37,614	1,859,636
Innospec, Inc.	26,735	1,692,860
Koppers Holdings, Inc.*	53,300	1,114,503
Kraton Corp.*	28,675	510,989
Livent Corp.*(a)	246,554	2,211,589
Minerals Technologies, Inc.	7,025	358,978
Olin Corp.	126,280	1,563,346
Orion Engineered Carbons SA (Germany)	41,900	524,169
PQ Group Holdings, Inc.*	11,000	112,860
Sensient Technologies Corp.	23,050	1,330,907
Trinseo SA	34,975	896,759
Tronox Holdings PLC (Class A Stock)	118,050	929,054
Valvoline, Inc.	157,559	2,999,923
W.R. Grace & Co.	71,197	2,868,527
		22,028,947
Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	82,100	3,009,786
ACCO Brands Corp.	195,925	1,136,365
Clean Harbors, Inc.*	52,611	2,947,794
Harsco Corp.*	144,777	2,013,848
KAR Auction Services, Inc.	9,700	139,680
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Kimball International, Inc. (Class B Stock)	20,750	$218,705
Knoll, Inc.	41,650	502,299
Pitney Bowes, Inc.	143,325	761,056
Quad/Graphics, Inc.	84,800	256,944
Steelcase, Inc. (Class A Stock)	42,200	426,642
Team, Inc.*(a)	219,683	1,208,257
		12,621,376
Communications Equipment — 0.6%
KVH Industries, Inc.*	16,225	146,187
Viavi Solutions, Inc.*	282,859	3,317,936
		3,464,123
Construction & Engineering — 2.4%
API Group Corp., 144A*	76,400	1,087,172
Argan, Inc.	71,943	3,015,131
Dycom Industries, Inc.*	17,200	908,504
EMCOR Group, Inc.	27,892	1,888,567
Fluor Corp.(a)	61,400	540,934
Great Lakes Dredge & Dock Corp.*	82,725	786,715
MasTec, Inc.*	10,950	462,090
Primoris Services Corp.	115,900	2,090,836
Sterling Construction Co., Inc.*	87,600	1,240,416
Tutor Perini Corp.*	102,175	1,137,208
		13,157,573
Construction Materials — 0.0%
Summit Materials, Inc. (Class A Stock)*	10,700	176,978
Consumer Finance — 0.2%
Navient Corp.	37,300	315,185
Nelnet, Inc. (Class A Stock)	7,800	469,950
Oportun Financial Corp.*	39,800	469,242
		1,254,377
Containers & Packaging — 0.9%
Greif, Inc. (Class A Stock)	5,750	208,208
O-I Glass, Inc.	256,850	2,720,041
Pactiv Evergreen, Inc.*	14,000	177,800
Silgan Holdings, Inc.	57,821	2,126,078
		5,232,127
Diversified Consumer Services — 0.3%
American Public Education, Inc.*	25,450	717,436
Houghton Mifflin Harcourt Co.*	346,525	599,488
WW International, Inc.*	25,225	475,996
		1,792,920
Diversified Financial Services — 0.0%
Marlin Business Services Corp.	23,625	166,556
Diversified Telecommunication Services — 0.8%
ATN International, Inc.	16,100	807,254
Cogent Communications Holdings, Inc.	31,239	1,875,902
Liberty Latin America Ltd. (Chile) (Class A Stock)*(a)	108,975	899,044

A2

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Liberty Latin America Ltd. (Chile) (Class C Stock)*(a)	87,285	$710,500
		4,292,700
Electric Utilities — 2.9%
Genie Energy Ltd. (Class B Stock)	18,275	146,200
Hawaiian Electric Industries, Inc.	38,544	1,281,203
IDACORP, Inc.	59,840	4,781,216
Portland General Electric Co.	264,767	9,399,228
Spark Energy, Inc. (Class A Stock)(a)	59,825	497,744
		16,105,591
Electrical Equipment — 0.6%
Powell Industries, Inc.	21,325	514,572
Regal Beloit Corp.	32,202	3,022,802
		3,537,374
Electronic Equipment, Instruments & Components — 2.2%
Bel Fuse, Inc. (Class B Stock)	53,125	567,375
Belden, Inc.	27,746	863,456
Benchmark Electronics, Inc.	74,550	1,502,182
Fabrinet (Thailand)*	14,600	920,238
Methode Electronics, Inc.	9,600	273,600
Rogers Corp.*	19,823	1,943,843
Sanmina Corp.*	94,893	2,566,856
ScanSource, Inc.*	86,500	1,715,295
TTM Technologies, Inc.*	96,225	1,097,927
Vishay Intertechnology, Inc.	64,000	996,480
		12,447,252
Energy Equipment & Services — 0.7%
ChampionX Corp.*	36,500	291,635
DMC Global, Inc.(a)	39,693	1,307,487
Matrix Service Co.*	52,050	434,617
NexTier Oilfield Solutions, Inc.*	127,075	235,089
Oceaneering International, Inc.*	75,400	265,408
ProPetro Holding Corp.*	10,700	43,442
Select Energy Services, Inc. (Class A Stock)*	366,278	1,406,508
		3,984,186
Entertainment — 0.1%
Cinemark Holdings, Inc.(a)	60,600	606,000
Equity Real Estate Investment Trusts (REITs) — 6.4%
Acadia Realty Trust	26,575	279,038
Alexander & Baldwin, Inc.	72,525	813,005
American Finance Trust, Inc.	85,325	534,988
Armada Hoffler Properties, Inc.	132,025	1,222,551
Bluerock Residential Growth REIT, Inc.	4,200	31,836
Broadstone Net Lease, Inc. (Class A Stock)(a)	46,900	786,982
BRT Apartments Corp.	7,150	84,227
CareTrust REIT, Inc.	10,800	192,186
CatchMark Timber Trust, Inc. (Class A Stock)	61,975	553,437
Chatham Lodging Trust	14,700	112,014
City Office REIT, Inc.	163,775	1,231,588
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Columbia Property Trust, Inc.	192,170	$2,096,575
CorEnergy Infrastructure Trust, Inc.	9,600	56,064
CorePoint Lodging, Inc.	55,325	301,521
Corporate Office Properties Trust	101,231	2,401,199
Cousins Properties, Inc.	44,914	1,284,091
DiamondRock Hospitality Co.	244,550	1,239,868
Essential Properties Realty Trust, Inc.	6,000	109,920
First Industrial Realty Trust, Inc.	28,375	1,129,325
Getty Realty Corp.	11,700	304,317
Gladstone Commercial Corp.	49,450	833,232
Global Medical REIT, Inc.	13,550	182,925
Global Net Lease, Inc.	99,000	1,574,100
Healthcare Realty Trust, Inc.	54,200	1,632,504
Highwoods Properties, Inc.	20,250	679,793
Hudson Pacific Properties, Inc.	14,050	308,117
Investors Real Estate Trust	1,900	123,823
Jernigan Capital, Inc.	17,175	294,380
Kite Realty Group Trust	28,450	329,451
Lexington Realty Trust	187,224	1,956,491
Monmouth Real Estate Investment Corp.	15,450	213,983
New Senior Investment Group, Inc.	208,275	833,100
Office Properties Income Trust	5,800	120,176
One Liberty Properties, Inc.	5,326	87,133
Physicians Realty Trust	12,575	225,218
Plymouth Industrial REIT, Inc.	5,800	71,572
PotlatchDeltic Corp.	31,400	1,321,940
QTS Realty Trust, Inc. (Class A Stock)(a)	1,000	63,020
Retail Properties of America, Inc. (Class A Stock)	185,825	1,079,643
Retail Value, Inc.	17,000	213,690
RLJ Lodging Trust	26,747	231,629
Sabra Health Care REIT, Inc.	89,625	1,235,481
SITE Centers Corp.	34,200	246,240
STAG Industrial, Inc.	89,150	2,718,183
Sunstone Hotel Investors, Inc.	211,202	1,676,944
Urban Edge Properties	115,975	1,127,277
Urstadt Biddle Properties, Inc. (Class A Stock)	11,025	101,430
Xenia Hotels & Resorts, Inc.	151,025	1,325,999
		35,572,206
Food & Staples Retailing — 1.1%
Andersons, Inc. (The)	3,200	61,344
BJ’s Wholesale Club Holdings, Inc.*	58,367	2,425,149
Performance Food Group Co.*	29,400	1,017,828
Rite Aid Corp.*(a)	54,075	513,172
SpartanNash Co.	75,600	1,236,060
United Natural Foods, Inc.*(a)	46,300	688,481
		5,942,034
Food Products — 4.2%
Cal-Maine Foods, Inc.*(a)	52,739	2,023,595
Darling Ingredients, Inc.*	176,720	6,367,222
Hain Celestial Group, Inc. (The)*	70,685	2,424,495
Hostess Brands, Inc.*(a)	255,402	3,149,107
Sanderson Farms, Inc.	29,255	3,451,212

A3

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Seneca Foods Corp. (Class A Stock)*	11,200	$400,176
TreeHouse Foods, Inc.*(a)	131,869	5,344,651
		23,160,458
Gas Utilities — 1.1%
New Jersey Resources Corp.	8,400	226,968
Southwest Gas Holdings, Inc.	29,475	1,859,872
Spire, Inc.	74,604	3,968,933
		6,055,773
Health Care Equipment & Supplies — 2.1%
Apyx Medical Corp.*	102,575	483,128
Envista Holdings Corp.*	181,026	4,467,722
Integra LifeSciences Holdings Corp.*	65,168	3,077,233
NuVasive, Inc.*	43,635	2,119,352
Orthofix Medical, Inc.*	46,825	1,458,130
		11,605,565
Health Care Providers & Services — 1.9%
American Renal Associates Holdings, Inc.*	35,725	246,503
Cross Country Healthcare, Inc.*	139,400	904,706
Hanger, Inc.*	26,525	419,626
MEDNAX, Inc.*	82,425	1,341,879
National HealthCare Corp.	6,025	375,418
Owens & Minor, Inc.	116,384	2,922,402
Surgery Partners, Inc.*	70,925	1,553,257
Tenet Healthcare Corp.*	74,050	1,814,965
Tivity Health, Inc.*	57,475	805,799
		10,384,555
Hotels, Restaurants & Leisure — 1.2%
Brinker International, Inc.	43,100	1,841,232
Dine Brands Global, Inc.	13,300	726,047
International Game Technology PLC	126,300	1,405,719
Penn National Gaming, Inc.*(a)	15,950	1,159,565
Texas Roadhouse, Inc.	22,600	1,373,854
		6,506,417
Household Durables — 1.5%
KB Home	25,000	959,750
Lifetime Brands, Inc.	54,000	510,300
Meritage Homes Corp.*	27,225	3,005,368
Taylor Morrison Home Corp.*	79,850	1,963,511
TRI Pointe Group, Inc.*	28,400	515,176
Tupperware Brands Corp.	15,400	310,464
Universal Electronics, Inc.*	30,650	1,156,731
		8,421,300
Household Products — 1.1%
Central Garden & Pet Co.*	46,760	1,867,127
Central Garden & Pet Co. (Class A Stock)*	58,175	2,102,444
Spectrum Brands Holdings, Inc.	35,831	2,048,100
		6,017,671
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers — 1.0%
Atlantic Power Corp.*	110,675	$216,923
Clearway Energy, Inc. (Class A Stock)	76,125	1,880,287
Clearway Energy, Inc. (Class C Stock)	46,225	1,246,226
Vistra Corp.	120,658	2,275,610
		5,619,046
Insurance — 2.4%
Ambac Financial Group, Inc.*	26,825	342,555
American Equity Investment Life Holding Co.	64,500	1,418,355
Argo Group International Holdings Ltd.	11,725	403,692
CNO Financial Group, Inc.	60,075	963,603
FedNat Holding Co.	64,425	407,166
First American Financial Corp.	23,150	1,178,566
Hanover Insurance Group, Inc. (The)	36,618	3,412,065
Heritage Insurance Holdings, Inc.	23,200	234,784
Kemper Corp.	38,127	2,548,027
National General Holdings Corp.	17,925	604,969
ProSight Global, Inc.*	33,100	375,354
Selective Insurance Group, Inc.	5,000	257,450
Stewart Information Services Corp.	17,100	747,783
Third Point Reinsurance Ltd. (Bermuda)*	32,150	223,443
United Insurance Holdings Corp.	9,275	56,207
Watford Holdings Ltd. (Bermuda)*	14,550	333,777
		13,507,796
Interactive Media & Services — 0.3%
Cars.com, Inc.*	142,400	1,150,592
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	411,500	711,895
		1,862,487
Internet & Direct Marketing Retail — 0.2%
Overstock.com, Inc.*(a)	11,200	813,680
IT Services — 3.2%
CACI International, Inc. (Class A Stock)*	15,617	3,328,920
Conduent, Inc.*	805,300	2,560,854
ExlService Holdings, Inc.*	46,287	3,053,554
KBR, Inc.	117,650	2,630,654
ManTech International Corp. (Class A Stock)	38,614	2,659,732
StarTek, Inc.*	153,900	807,975
Virtusa Corp.*	57,170	2,810,477
		17,852,166
Leisure Products — 0.8%
Callaway Golf Co.	77,841	1,489,877
Vista Outdoor, Inc.*	137,576	2,776,283
		4,266,160
Machinery — 4.0%
Altra Industrial Motion Corp.	88,050	3,255,208
CIRCOR International, Inc.*	63,209	1,728,766
Columbus McKinnon Corp.	17,475	578,423
Enerpac Tool Group Corp.*	92,576	1,741,355

A4

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
EnPro Industries, Inc.	41,202	$2,324,205
Gencor Industries, Inc.*	18,800	207,364
Hillenbrand, Inc.	40,119	1,137,775
ITT, Inc.	68,507	4,045,338
L.B. Foster Co. (Class A Stock)*	4,725	63,410
Manitowoc Co., Inc. (The)*	10,825	91,038
Meritor, Inc.*	66,800	1,398,792
Mueller Industries, Inc.	3,650	98,769
Navistar International Corp.*	9,675	421,250
SPX FLOW, Inc.*	30,910	1,323,566
Standex International Corp.	40,697	2,409,262
Terex Corp.(a)	73,275	1,418,604
		22,243,125
Marine — 0.2%
Costamare, Inc. (Monaco)(a)	201,725	1,224,471
Media — 1.4%
AMC Networks, Inc. (Class A Stock)*(a)	22,150	547,327
EW Scripps Co. (The) (Class A Stock)(a)	92,025	1,052,766
Gray Television, Inc.*	63,475	874,051
Meredith Corp.	13,825	181,384
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	41,391	795,949
TEGNA, Inc.	374,466	4,399,975
		7,851,452
Metals & Mining — 1.1%
Allegheny Technologies, Inc.*	26,100	227,592
Arconic Corp.*	21,100	401,955
Commercial Metals Co.	160,042	3,197,639
Kaiser Aluminum Corp.	5,500	294,745
SunCoke Energy, Inc.	129,375	442,463
Warrior Met Coal, Inc.	63,725	1,088,423
Worthington Industries, Inc.	11,175	455,716
		6,108,533
Mortgage Real Estate Investment Trusts (REITs) — 2.3%
Apollo Commercial Real Estate Finance, Inc.	97,750	880,727
Ares Commercial Real Estate Corp.	97,500	891,150
ARMOUR Residential REIT, Inc.	21,900	208,269
Blackstone Mortgage Trust, Inc. (Class A Stock)	142,169	3,123,453
Colony Credit Real Estate, Inc.	14,250	69,968
Dynex Capital, Inc.(a)	121,952	1,854,890
Ellington Financial, Inc.	13,050	159,993
Great Ajax Corp.	7,500	62,175
Invesco Mortgage Capital, Inc.	3,255	8,821
KKR Real Estate Finance Trust, Inc.	10,725	177,284
Ladder Capital Corp.	136,450	971,524
New York Mortgage Trust, Inc.	73,400	187,170
PennyMac Mortgage Investment Trust	56,975	915,588
Ready Capital Corp.	45,000	504,000
Redwood Trust, Inc.	187,625	1,410,940
TPG RE Finance Trust, Inc.	52,300	442,458
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Two Harbors Investment Corp.(a)	186,400	$948,776
		12,817,186
Multiline Retail — 0.4%
Big Lots, Inc.(a)	25,500	1,137,300
Dillard’s, Inc. (Class A Stock)(a)	18,700	682,924
Macy’s, Inc.(a)	101,500	578,550
		2,398,774
Multi-Utilities — 0.5%
Black Hills Corp.	40,463	2,164,366
NorthWestern Corp.	11,925	580,032
		2,744,398
Oil, Gas & Consumable Fuels — 2.1%
Arch Resources, Inc.(a)	27,300	1,159,704
Berry Corp.	168,625	534,541
Bonanza Creek Energy, Inc.*	17,500	329,000
CNX Resources Corp.*	20,600	194,464
CVR Energy, Inc.	24,250	300,215
Delek US Holdings, Inc.(a)	34,000	378,420
Dorian LPG Ltd.*	6,650	53,267
Evolution Petroleum Corp.	55,925	125,272
Green Plains, Inc.*	12,300	190,404
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	78,625	406,491
Ovintiv, Inc.(a)	32,100	261,936
Par Pacific Holdings, Inc.*	43,550	294,834
Parsley Energy, Inc. (Class A Stock)	153,681	1,438,454
PBF Energy, Inc. (Class A Stock)(a)	19,100	108,679
PDC Energy, Inc.*	161,666	2,003,850
Renewable Energy Group, Inc.*(a)	67,800	3,621,876
REX American Resources Corp.*	3,100	203,391
Southwestern Energy Co.*	75,200	176,720
		11,781,518
Paper & Forest Products — 0.9%
Boise Cascade Co.	51,700	2,063,864
Domtar Corp.	7,800	204,906
Louisiana-Pacific Corp.	28,600	843,986
Neenah, Inc.	2,300	86,181
P.H. Glatfelter Co.	8,365	115,186
Schweitzer-Mauduit International, Inc.	39,472	1,199,554
Verso Corp. (Class A Stock)	29,625	233,741
		4,747,418
Personal Products — 0.2%
Edgewell Personal Care Co.*	28,950	807,126
Pharmaceuticals — 1.5%
AMAG Pharmaceuticals, Inc.*(a)	11,800	110,920
Endo International PLC*(a)	469,850	1,550,505
Kala Pharmaceuticals, Inc.*(a)	44,850	336,375
Lannett Co., Inc.*(a)	217,726	1,330,306
Prestige Consumer Healthcare, Inc.*	96,895	3,528,916
Revance Therapeutics, Inc.*	29,400	739,116
WaVe Life Sciences Ltd.*(a)	93,800	796,362

A5

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Zogenix, Inc.*	8,675	$155,543
		8,548,043
Professional Services — 2.6%
Heidrick & Struggles International, Inc.	97,075	1,907,524
Huron Consulting Group, Inc.*	66,058	2,598,061
ICF International, Inc.	14,275	878,341
Kelly Services, Inc. (Class A Stock)	225,147	3,836,505
Korn Ferry	131,259	3,806,511
TrueBlue, Inc.*	74,625	1,155,941
		14,182,883
Real Estate Management & Development — 0.7%
Newmark Group, Inc. (Class A Stock)	457,563	1,976,672
Realogy Holdings Corp.*	175,675	1,658,372
		3,635,044
Road & Rail — 0.6%
ArcBest Corp.	100,228	3,113,082
Semiconductors & Semiconductor Equipment — 1.5%
Alpha & Omega Semiconductor Ltd.*	34,131	437,559
Amkor Technology, Inc.*	4,500	50,400
Cohu, Inc.	44,200	759,356
GSI Technology, Inc.*	21,500	121,260
Ichor Holdings Ltd.*	63,425	1,368,077
MACOM Technology Solutions Holdings, Inc.*	67,110	2,282,411
Photronics, Inc.*	82,450	821,202
SMART Global Holdings, Inc.*(a)	70,200	1,919,268
Ultra Clean Holdings, Inc.*	23,675	508,066
		8,267,599
Software — 0.3%
Avaya Holdings Corp.*	60,800	924,160
Verint Systems, Inc.*	15,875	764,858
		1,689,018
Specialty Retail — 3.7%
Aaron’s, Inc.	26,000	1,472,900
Abercrombie & Fitch Co. (Class A Stock)	53,300	742,469
American Eagle Outfitters, Inc.(a)	162,312	2,403,841
Bed Bath & Beyond, Inc.(a)	78,800	1,180,424
Citi Trends, Inc.	26,050	650,729
Conn’s, Inc.*(a)	15,400	162,932
GameStop Corp. (Class A Stock)*(a)	59,300	604,860
Genesco, Inc.*	31,700	682,818
Guess?, Inc.(a)	102,700	1,193,374
MarineMax, Inc.*	6,800	174,556
Michaels Cos., Inc. (The)*(a)	64,200	619,851
Murphy USA, Inc.*	49,672	6,371,427
ODP Corp. (The)	52,287	1,016,982
Rent-A-Center, Inc.	31,225	933,315
Signet Jewelers Ltd.(a)	20,025	374,468
Sonic Automotive, Inc. (Class A Stock)	15,100	606,416
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Zumiez, Inc.*	38,256	$1,064,282
		20,255,644
Technology Hardware, Storage & Peripherals — 0.4%
Diebold Nixdorf, Inc.*(a)	175,650	1,341,966
Eastman Kodak Co.*(a)	91,000	802,620
		2,144,586
Textiles, Apparel & Luxury Goods — 1.1%
Carter’s, Inc.	19,123	1,655,669
Deckers Outdoor Corp.*	10,050	2,211,101
G-III Apparel Group Ltd.*	32,500	426,075
Oxford Industries, Inc.(a)	27,867	1,124,712
Steven Madden Ltd.	46,550	907,725
		6,325,282
Thrifts & Mortgage Finance — 3.7%
Bridgewater Bancshares, Inc.*	56,200	533,338
ESSA Bancorp, Inc.	6,350	78,296
Essent Group Ltd.	64,650	2,392,696
Flagstar Bancorp, Inc.	100,250	2,970,407
FS Bancorp, Inc.	4,750	194,750
HomeStreet, Inc.	19,775	509,404
Luther Burbank Corp.	44,825	374,289
Meta Financial Group, Inc.	40,000	768,800
MGIC Investment Corp.	454,821	4,029,714
MMA Capital Holdings, Inc.*	5,275	118,740
Mr. Cooper Group, Inc.*	106,750	2,382,660
OP Bancorp	37,191	212,733
Premier Financial Corp.	12,300	191,573
Provident Bancorp, Inc.	56,800	442,472
Provident Financial Holdings, Inc.	4,625	55,038
Provident Financial Services, Inc.	174,635	2,130,547
Radian Group, Inc.	116,950	1,708,639
Security National Financial Corp. (Class A Stock)*	17,480	111,872
Territorial Bancorp, Inc.	4,775	96,598
Walker & Dunlop, Inc.	22,125	1,172,625
WSFS Financial Corp.	4,225	113,948
		20,589,139
Trading Companies & Distributors — 2.1%
Beacon Roofing Supply, Inc.*	26,550	824,909
BMC Stock Holdings, Inc.*	64,700	2,771,101
GMS, Inc.*	99,800	2,405,180
MRC Global, Inc.*	40,575	173,661
NOW, Inc.*	121,225	550,362
Rush Enterprises, Inc. (Class A Stock)	22,075	1,115,670
Veritiv Corp.*	21,150	267,759
WESCO International, Inc.*	83,400	3,671,268
		11,779,910
Water Utilities — 0.1%
Consolidated Water Co., Ltd. (Cayman Islands)	32,325	336,503

A6

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	81,100	$771,261

Total Common Stocks (cost $555,237,352)		538,810,448
Exchange-Traded Funds — 0.8%
iShares Russell 2000 Value ETF(a)	34,978	3,474,364
SPDR S&P Regional Banking ETF(a)	21,632	771,830

Total Exchange-Traded Funds (cost $4,205,487)		4,246,194

Total Long-Term Investments (cost $559,442,839)		543,056,642
Short-Term Investments — 9.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	8,357,562	8,357,562
PGIM Institutional Money Market Fund (cost $44,795,949; includes $44,783,985 of cash collateral for securities on loan)(b)(w)	44,801,180	44,792,220

Total Short-Term Investments (cost $53,153,511)		53,149,782

TOTAL INVESTMENTS—107.3% (cost $612,596,350)		596,206,424

Liabilities in excess of other assets(z) — (7.3)%		(40,812,697)

Net Assets — 100.0%		$555,393,727

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,693,104; cash collateral of $44,783,985 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
88	Russell 2000 E-Mini Index	Dec. 2020	$6,619,360	$209,311
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7